Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]

NOTE 20 – STOCK-BASED COMPENSATION

The United Bancshares, Inc.2016 Stock Option Plan (the “Plan”) permits the Corporation to award non-qualified stock options to eligible participants. A total of 250,000 shares are available for issuance pursuant to the Plan.

The Corporation issued 21,958 options during 2021 at an exercise price of $34.60, 63,858 options during 2020 at an exercise price of $19.83, and 33,853 options during 2019 at an exercise price of $22.97 under the Plan. Following is a summary of activity for stock options for the years ended December 31, 2021, 2020 and 2019 (number of shares):

	2021	2020	2019
Outstanding, beginning of year	157,817	117,647	93,069
Granted	21,958	63,858	33,853
Exercised	(33,324)	-	-
Cancelled	-	(2,955)
Forfeited	(12,659)	(20,733)	(9,275)
Outstanding, end of year	133,792	157,817	117,647
Weighted average exercise price at end of year	$22.28	$19.83	$21.81

The options vest over a three-year period on the anniversary of the date of grant. At December 31, 2021, 70,872 options were vested and outstanding options had a weighted average remaining contractual term of 7.8 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model. Following are assumptions used in calculating the fair value of the options granted in 2021, 2020 and 2019:

	2021	2020	2019
Weighted-average fair value of options granted	$11.19	$4.83	$7.77
Average dividend yield	2.23%	2.93%	2.26%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	1.00%	0.49%	1.93%
Expected term (years)	7	7	7
Shares Granted	21,958	63,858	33,853
Exercise Price	$34.60	$16.77	$22.97

Total compensation expense related to the stock options granted in 2021, net of forfeitures, is expected to be $246,000 and is being recognized ratably over the 36 month period beginning July 1, 2021. Total compensation expense related to the stock options granted in 2020, net of forfeitures, is expected to be $255,000 and is being recognized ratably over the 36 month period beginning July 1, 2020.  Total compensation expense related to the stock options granted in 2019, net of forfeitures, is expected to be $214,000 and is being recognized ratably over the 36 month period beginning July 1, 2019.Total compensation expense related to the stock options granted in 2018, net of forfeitures, is expected to be $175,000 and is being recognized ratably over the 36 month period beginning September 1, 2018.  Stock option expense for outstanding awards amounted to $183,000, $164,000 and $266,000 for the years ended December 31, 2021, 2020 and 2019, respectively.